Shareholder Report, Average Annual Return (Details) 1014042_Franklin High Yield Corporate ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	94 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin High Yield Corporate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin High Yield Corporate ETF (NAV)
Average Annual Return, Percent	8.05%	4.64%	5.83%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	4.35%	0.31%	1.98%
ICE BofA U.S. High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	6.90%	4.20%	5.09%